WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants
WARRANTS

NOTE F - WARRANTS

In 2021, the Company finalized the issuance of warrants to purchase 150,000 shares of common stock at $1.10 per share vesting through June 2021, and exercisable over 7 years, to a consulting firm. The fair value of such warrants was estimated on the date of grant to be $0.61 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2021:

Risk-free interest rates	2.42%
Expected life in years	3.5
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future. The Company recognized stock-based compensation expense related to these warrants of approximately $75,500 in the nine months ended September 30, 2021. At September 30, 2021, there is no remaining compensation expense to be recognized.

The following table summarizes warrant activity during 2021 and 2020:

	Warrants Issued	Weighted- Average Exercise Price

Warrants outstanding – December 31, 2019	62,500	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-

Warrants outstanding – December 31, 2020	62,500	$1.00
Granted	150,000	$1.10
Canceled	-	-
Exercised	(13,500)	$1.00

Warrants outstanding – September 30, 2021	199,000	$1.07

Additional information regarding the warrants outstanding as of September 30, 2021 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	49,000	1.7 Years	49,000
$1.10	150,000	6.2 Years	150,000

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE F - WARRANTS

In March 2019, the warrant holders paid $929 to exercise warrants to purchase 9,288,000 shares of common stock granted in 2018 to the Chief Executive Officer of the Company and a consultant at an exercise price of $0.0001 per share. In May 2019, the Company adjusted the warrants issued (due to a previous mathematical error in the computation of the amount of the warrants issued) to such warrant holders, decreasing the awards by an aggregate of 324,000 shares of common stock. The Company refunded the excess exercise price of these 324,000 shares of common stock (or $32) in May 2019. Therefore, during 2019, the net amount of shares issued were 8,964,000 shares of common stock for proceeds of $896.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019

Sanovas Offering

During 2019, Sanovas commenced a $5,000,000 offering of its common stock designed to raise funds for both Sanovas and the Company. Pursuant to a special offer issued by Sanovas, if an investor in Sanovas exercised their Series A, A-1, or A-2 warrants between December 24, 2018 and September 1, 2019, then a portion of the proceeds would be used to fund the business of the Company through a capital contribution. A total of $350,000 was contributed to the capital of the Company pursuant to this investment option. The Company did not receive the proceeds from this offering, but instead offset amounts due to Sanovas (see Note C). Further, certain investors in this special offering during 2019 also received three-year warrants to purchase an aggregate of 62,500 shares of the Company’s common stock at an exercise price of $1.00 per share. The fair value of such warrants (calculated under the Black Scholes model) of $38,230 is treated as a deemed dividend for financial reporting purposes.

The following table summarizes warrant activity during 2020 and 2019:

	Warrants Issued	Weighted-Average Exercise Price
Warrants outstanding - December 31, 2018	8,640,000	$0.0001
Granted	62,500	$1.00
Canceled	-	-
Exercised	(8,640,000)	$0.0001

Warrants outstanding – December 31, 2019	62,500	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-

Warrants outstanding – December 31, 2020	62,500	$1.00

Additional information regarding the exercisable warrants and average remaining contractual life of the warrants outstanding as of December 31, 2020 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	62,500	2.5 Years	62,500

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019